Schedule of Stock Options Valuation Assumptions (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	87.20%		87.00%		85.63%	88.76%
Risk-free interest rate	3.90%	4.50%	4.06%		4.21%	3.81%
Expected option life	6 years 29 days		6 years 10 days		5 years 7 months 20 days	5 years 9 months 18 days
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		87.00%		84.80%
Risk-free interest rate				3.93%
Expected option life		6 years 7 days		3 years 6 months
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		87.60%		88.50%
Risk-free interest rate				4.50%
Expected option life		6 years 29 days		6 years 1 month 6 days